Government Grants (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of Government Grants [Abstract]
Summary of Details of government grants

Details of Government grants as of June 30, 2025 and December 31, 2024 are as follows:

		June 30, 2025		December 31, 2024
Grants	Government Entity	Non-current Liability	Current liability	Non-current Liability	Current liability
Movilidad 2030	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	472	38	530	43
Flexener	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	21	2	48	4
Zeus Ptas	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	275	22	303	25
Alt Impacte	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)	336	27	356	29
Minichargers	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	42	3	49	4
Acció - Creació llocs treball	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)	100	8	101	8
Hermes - Estudios	Ministerio de Industria, Comercio y Turismo	518	42	591	48
Hermes - Desarrollo	Ministerio de Industria, Comercio y Turismo	1,182	95	1,232	100
Hermes - Formación	Ministerio de Industria, Comercio y Turismo	135	11	142	11
Top Gun	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	24	2	26	2
Torres Quevedo	Agencia Estatal de Investigación	66	5	71	6
ILIOS-PERTE VEC 2	Ministerio de Industria, Comercio y Turismo	2,870	230	2,900	235
GRID FORMING LOAD	European Climate, Infrastructure and Environment Executive Agency (CINEA)	368	30	371	30
REDWDS-USA	California Energy Commission	495	40	496	40
Total		6,904	555	7,216	585